Equity - Common Stock (Narrative) (Details)		7 Months Ended	9 Months Ended
	Feb. 28, 2017 vote shares	Sep. 30, 2017 shares	Sep. 30, 2018 shares	Feb. 27, 2017 shares
Class of Stock [Line Items]
Common stock contemplated by the Plan (in shares)	40,000,000	40,000,000	40,000,000
Common stock reserved to settle claims of unsecured creditors (in shares)				7,080,000
Number of voting rights per share | vote	1
Common Stock
Class of Stock [Line Items]
Issuance of shares (in shares)	32,920,000